Loans, net - Summary of classification of direct loan portflio (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of loans receivables [line Items]
Direct loans	S/ 38,257,144	S/ 34,055,208
Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	17,479,006	16,032,068
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	12,821,567	10,891,278
Mortgages loans [member]
Summary of loans receivables [line Items]
Direct loans	7,206,445	6,407,479
Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 750,126	S/ 724,383